Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 5, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust
(filing relates to Legg Mason BW Diversified Large Cap Value Fund, Legg Mason BW Dynamic Large Cap Value Fund, Martin Currie Emerging Markets Fund, Miller Income Opportunity Trust, QS Batterymarch Emerging Markets Fund, QS Batterymarch International Equity Fund, and QS Legg Mason Strategic Real Return Fund (the “Funds”))
(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment. The Amendment, which was filed via the EDGAR system on January 22, 2016 and became effective on February 1, 2016, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger